PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012

Buildings	$25,740,518	$24,976,660
Leasehold land improvement	22,746	22,102
Machinery and equipment	93,721,937	106,179,264
Leased machinery and equipment	21,474,470	-
Vehicles	3,285,893	3,216,660
Office equipment	439,588	419,456
Construction in progress	29,576,864	34,969,529
	174,262,016	169,783,671
Less: Accumulated depreciation	(41,287,279)	(35,673,014)
	$132,974,737	$134,110,657

Depreciation expense for the years ended December 31 2013, 2012 and 2011 was $11,524,981, $10,899,049 and $7,994,638 respectively.

	December 31, 2013	December 31, 2012	December 31, 2011
Cost of revenue	$11,112,719	$10,429,977	$7,610,716
General and administrative expenses	412,262	469,072	383,922
	$11,524,981	$10,899,049	$7,994,638

Construction in progress consisted of the construction of a plant and production lines on 300 acres of land and the improvement project on the 300,000 tons production lines and plant facilities and the staff quarters project. The total construction in progress as at December 31, 2013 and December 31, 2012 were $29,576,864 and $34,969,529, respectively.

		Estimated cost
	Balance at	to complete as of
	December 31, 2013	December 31, 2014	Estimated time to complete

Production lines	$2,477,407	$-	December 2014
Plant	9,117,122	5,779,553	April 2014
Staff quarters	17,982,335	1,972,403	July 2014
	$29,576,864	$7,751,956

Henan Green signed an agreement to construct addition of the new laminated steel production line. The new production line is subject to further testing and technical upgrades until December 2014 when official production will be launched.  Plant includes the decoration expenses incurred for the new plant and electricity system installation. It is expected to be completed before end of April 2014. The Company improved the staffs' benefits and constructed a staff quarter for the experience staffs and their family to live, it is estimated to be completed before end of July 2014.

During the year 2013, $14,206,188 of the Company's production lines were transferred to fixed assets from Construction in progress.

No depreciation has been provided for construction in progress.

As of December 31, 2013, $9.1 million of buildings was secured for note payable.

As of December 31, 2103, machinery and equipment included machinery and equipment with net carrying amount of approximately $23.9 million is subject to a sale-leaseback financing transaction. There is no such transaction in 2012. These machinery and equipment are depreciated over a period of ten to twenty years. Impairment loss of $2,723,248 was recognised at the sale - leaseback financing transaction date:

Sale proceeds (Fair value of the machinery and equipment)	$21,244,260
Carrying amount	(23,967,508)
Impairment loss	$(2,723,248)